Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Proved properties
Unproved properties	3,189,031
Total capitalized costs	3,189,031
Less: Accumulated depreciation, depletion and amortization
Net capitalized costs	3,189,031
Cryptocurrency miners	4,146,687
Mobile data centers	146,735
Total	4,293,422
Less accumulated depreciation	(132,851)
Net, property and equipment	4,160,571
Property and equipment, net of accumulated depreciation of $747,216 and $89,136, respectively	$ 7,349,602
Creek Road Miners Inc [Member]
Cryptocurrency miners		2,152,970	$ 1,784,062
Mobile data centers		219,372	518,663
Total		2,379,223	2,315,496
Less accumulated depreciation		(747,216)	(89,136)
Computer equipment		6,881	12,771
Property and equipment, net of accumulated depreciation of $747,216 and $89,136, respectively		$ 1,632,007	$ 2,226,360